Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Detail) - GBP (£) £ in Billions		Mar. 31, 2019		Mar. 31, 2018
Other [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	2.00%		4.00%
BT Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	100.00%		100.00%
BT Pension Scheme [Member] | Private Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	3.00%		4.00%
BT Pension Scheme [Member] | UK Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	1.00%		1.00%
BT Pension Scheme [Member] | Overseas Developed Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	15.00%		16.00%
BT Pension Scheme [Member] | Emerging Markets Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	2.00%		1.00%
BT Pension Scheme [Member] | UK Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	7.00%		8.00%
BT Pension Scheme [Member] | Overseas Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	2.00%		2.00%
BT Pension Scheme [Member] | Absolute Return [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[2]	2.00%		3.00%
BT Pension Scheme [Member] | Non Core Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[3]	7.00%		7.00%
BT Pension Scheme [Member] | Mature Infrastructure [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	3.00%		3.00%
BT Pension Scheme [Member] | UK Index Linked Government Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	25.00%		25.00%
BT Pension Scheme [Member] | Global Investment Grade Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	27.00%		20.00%
BT Pension Scheme [Member] | Cash Balances [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1]	5.00%		7.00%
BT Pension Scheme [Member] | Longevity Insurance Contract [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	[1],[4]	(1.00%)		(1.00%)
At Fair Value [Member] | Other [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 0.9		£ 1.9	[5]
At Fair Value [Member] | BT Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	52.2		49.9	[5]
of which quoted £bn		33.2	[1],[5]	29.7
At Fair Value [Member] | BT Pension Scheme [Member] | Private Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.5		1.9	[5]
At Fair Value [Member] | BT Pension Scheme [Member] | UK Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	0.5		0.5	[5]
of which quoted £bn		0.4	[1],[5]	0.5
At Fair Value [Member] | BT Pension Scheme [Member] | Overseas Developed Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	7.7		7.8	[5]
of which quoted £bn		7.3	[1],[5]	7.3
At Fair Value [Member] | BT Pension Scheme [Member] | Emerging Markets Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.1		0.5	[5]
of which quoted £bn		1.1	[1],[5]	0.4
At Fair Value [Member] | BT Pension Scheme [Member] | UK Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	3.5		3.9	[5]
At Fair Value [Member] | BT Pension Scheme [Member] | Overseas Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.1		1.2	[5]
At Fair Value [Member] | BT Pension Scheme [Member] | Absolute Return [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[2]	1.2		1.5	[5]
At Fair Value [Member] | BT Pension Scheme [Member] | Non Core Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[3]	3.8		3.4	[5]
of which quoted £bn	[3]	1.1	[1],[5]	1.0
At Fair Value [Member] | BT Pension Scheme [Member] | Mature Infrastructure [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	1.4		1.4	[5]
At Fair Value [Member] | BT Pension Scheme [Member] | UK Index Linked Government Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	13.2		12.5	[5]
of which quoted £bn		13.2	[1],[5]	12.5
At Fair Value [Member] | BT Pension Scheme [Member] | Global Investment Grade Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	14.3		10.0	[5]
of which quoted £bn		10.1	[1],[5]	8.0
At Fair Value [Member] | BT Pension Scheme [Member] | Cash Balances [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	2.7		3.8	[5]
At Fair Value [Member] | BT Pension Scheme [Member] | Longevity Insurance Contract [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[4]	£ (0.7)		£ (0.4)	[5]

[1]	a At 31 March 2019, the Scheme did not hold any equity issued by the group (2017/18: £3m). The Scheme also held £2,154m (2017/18: £10m) of bonds issued by the group, reflecting the BTPS fully subscribing to £2bn of bonds issued by BT in June 2018 following agreement of the 2017 funding valuation.
[2]	This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfolios without close regard to a specific market benchmark.
[3]	This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.
[4]	The Trustee has hedged some of the Scheme’s longevity risk through a longevity insurance contract which was entered into in 2014. The value reflects experience to date on the contract from higher than expected deaths. This amount partly offsets a reduction which would be recognised in the Scheme’s liabilities over time.
[5]	Assets with a quoted price in an active market.